Other Investments - Schedule of Other Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Investment [Line Items]
Beginning balance	¥ 9,867		¥ 4,919
Additions	24,500		4,600
Fair value gain	10,963		348
Ending balance	45,330	$ 6,482	9,867
Equity Investments Without Readily Determinable Fair Values [Member]
Investment [Line Items]
Beginning balance	7,519		2,919
Additions	14,500		4,600
Fair value gain	8,624		0
Ending balance	30,643	4,382	7,519
Debt Security Investment [Member]
Investment [Line Items]
Beginning balance	2,348		2,000
Additions	10,000		0
Fair value gain	2,339		348
Ending balance	¥ 14,687	$ 2,100	¥ 2,348